CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Revenue (note 16)	$ 185,678	$ 260,805
Production costs (note 17)	156,085	136,633
Amortization and depletion	30,475	40,305
Cost of sales	186,560	176,938
Mine operating earnings (loss)	(882)	83,867
General and administrative expenses (note 18)	14,732	12,926
Exploration and evaluation expenses (note 19)	12,963	10,370
Mine development costs	3,827	2,884
Change in reclamation and remediation provisions	391	41
Exploration, evaluation, and development expenses	17,181	13,295
Care and maintenance costs	504	693
Operating earnings (loss)	(33,299)	56,953
Finance and other income (expense)
Finance income	248	347
Finance expense	(2,604)	(3,981)
Other expense (note 20)	(6,547)	(49,194)
Total Finance and other (expense) income	(8,903)	(52,828)
Income (loss) before income taxes	(42,202)	4,125
Income tax expense	39	3,791
Net income (loss) for the year	$ (42,241)	$ 334
Earnings per share
Earnings (loss) per share - basic (note 15(e))	$ (0.12)	$ 0.00
Earnings (loss) per share - diluted (note 15(e))	$ (0.12)	$ 0.00